Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net Income / (Loss)	$ (17,557,125)	$ (283,498,759)	$ 22,895,280
Adjustments to reconcile net income / (loss) to net cash provided by operating activities
Depreciation	16,386,426	32,544,199	33,719,712
Impairment loss	0	277,327,148	0
Loss on investment in affiliate	16,985,066	0	0
(Gain) / Loss on sale of assets / vessel acquisition option	0	15,192,704	(1,064,023)
Amortization of below and above market acquired time charters	0	0	(5,272,801)
Amortization and write off of financing costs	447,573	1,502,521	907,310
Bad debt provisions	124,717	0	0
Share based compensation	2,536,702	5,089,042	10,687,663
Gain from marketable securities, net	(414,235)	0	0
Gain from debt extinguishment	(1,893,254)	0	0
Unrealized gain on interest rate swaps	(2,017,297)	(1,517,932)	(2,872,337)
Equity in net income of affiliates net of dividends received	1,202,991	(1,202,991)	0
Changes in assets and liabilities:
Trade receivables, net	(1,334,013)	236,147	1,099,735
Other receivables	97,564	503,068	769,758
Prepaid expenses	157,502	(74,631)	(63,671)
Inventories	(9,444)	242,562	(144,996)
Due from related parties	(1,587,798)	1,080,639	(347,313)
Other long-term receivables	0	0	968,560
Trade accounts payable	148,323	349,780	(12,010)
Accrued expenses	(467,604)	(3,332)	122,423
Due to related parties	84,705	0	0
Deferred income	486,010	(2,302,736)	(779,489)
Net cash from operating activities	13,376,809	45,467,429	60,613,801
Cash flows from investing activities
Net proceeds from sale of assets / vessel acquisition option	0	117,032,943	41,556,934
Acquisition of vessels and capital expenditures	(32,042,752)	(53,074,242)	(146,551,672)
Payments for vessels under construction	0	(4,987,324)	(58,460,129)
Loan to affiliate	0	(30,000,000)	0
Repayment from affiliate	1,000,000	15,000,000	0
Return of investment in affiliate	522,918	0	0
Other fixed assets	(172,410)	(297,584)	(206,246)
Release of restricted cash	14,990,000	0	23,010,000
Increase of restricted cash	0	0	(1,500,000)
Net cash (used in) / from investing activities	(15,702,244)	43,673,793	(142,151,113)
Cash flows from financing activities
Proceeds from long-term debt	28,908,750	26,000,000	70,000,000
Repayment of long-term debt	(32,758,319)	(142,550,000)	(86,500,000)
Payment of financing costs	(673,709)	(2,111,492)	(1,648,201)
Proceeds from the issuance of Class A common shares	10,000,000	12,555,470	11,220,566
Class A common shares offering costs	(37,919)	(281,419)	(292,840)
Dividends paid	0	(2,978,199)	(10,414,456)
Net cash (used in) / from financing activities	5,438,803	(109,365,640)	(17,634,931)
Net (decrease) / increase in cash and cash equivalents	3,113,368	(20,224,418)	(99,172,243)
Cash and cash equivalents at the beginning of the period	14,563,517	34,787,935	133,960,178
Cash and cash equivalents at the end of the period	17,676,885	14,563,517	34,787,935
Supplemental disclosure of cash flow information
Cash paid during the period for interest (excluding capitalized interest)	5,122,625	6,955,861	8,745,571
Non-cash investing activities - fair value consideration of shares received for vessel sales	0	37,602,811	0
Non-cash financing activities - unpaid financing costs	$ 269,616	$ 0	$ 167,737